Net income per ordinary share - Schedule of Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share (in shares)	82,738,765	81,999,746	82,658,984	81,892,662
Effect of dilutive share options and other awards outstanding under share based compensation programs (in shares)	622,076	628,187	601,160	724,729
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share (in shares)	83,360,841	82,627,933	83,260,144	82,617,391